Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
Leases

Note 13: Leases

The Company leases office and lab facilities and other equipment under non-cancellable operating leases with initial terms typically ranging from 1 to 5 years, expiring at various dates during 2024 through 2027, and requiring monthly payments ranging from less than $1,000 to $17,000. Certain leases include additional renewal options ranging from 1 to 5 years. AIM has classified all of its leases as operating leases.

At September 30, 2024 and December 31, 2023, the balance of the right of use assets was $653,000 and $697,000, respectively, and the corresponding operating lease liability balance was $669,000 and $718,000, respectively. Right of use assets are recorded net of accumulated amortization of $404,000 and $363,000 as of September 30, 2024 and December 31, 2023, respectively.

AIM recognized rent expense associated with these leases are follows:

	(in thousands)
	September 30, 2024	September 30, 2023
Lease costs:
Operating lease costs	$226	$214
Short-term and variable lease costs	205	253

Total lease costs	$431	$467
Classification of lease costs
Research & development	$358	$400
General and administrative	73	67

Total lease costs	$431	$467

The Company’s leases have remaining lease terms between 6 and 35 months. At September 30, 2024, the weighted-average remaining term was 32 months. At December 31, 2023, the weighted-average remaining term was 41 months. The Company’s weighted average incremental borrowing rate for its leases was 10.2% at September 30, 2024 and 10% at December 31, 2023.

Future minimum payments as of September 30, 2024, are as follows:

Year Ending December 31, (in thousands)
2024	$78
2025	276
2026	244
2027	159
Thereafter	—
Less imputed interest	(88)
Total	$669

(11) Leases

The Company leases office and lab facilities and other equipment under non-cancellable operating leases with initial terms typically ranging from 1 to 5 years, expiring at various dates during 2024 through 2027, and requiring monthly payments ranging from less than $1,000 to $17,000. Certain leases include additional renewal options ranging from 1 to 5 years.

AIM has classified all of its leases as operating leases.

As of December 31, 2023 and 2022, the balance of the right of use assets was $697,000 and $829,000, respectively, and the corresponding operating lease liability balance was $718,000 and $837,000, respectively. Right of use assets are recorded net of accumulated amortization of $363,000 and $158,000 as of December 31, 2023 and 2022, respectively.

AIM recognized rent expense associated with these leases are follows:

	Year ended December 31,
	(in thousands)
	2023	2022
Lease costs:
Operating lease costs	$288	$128
Short-term and variable lease costs	335	211

Total lease costs	$623	$339

Classification of lease costs
Research & development	$498	$220
General and administrative	125	119

Total lease costs	$623	$339

The Company’s leases have remaining lease terms between 3 and 44 months. As of December 31, 2023 and 2022, the weighted-average remaining term was 41 and 43 months, respectively.

The Company’s weighted average incremental borrowing rate for its leases was 10% as of December 31, 2023 and 2022, respectively.

Future minimum payments as of December 31, 2023, are as follows:

Year Ending December 31, (in thousands)
2024	$279
2025	229
2026	200
2027	133
Thereafter	—
Less imputed interest	(123)
Total	$718